Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Financial assets and liabilities
Schedule of business net debt

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	467	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	519	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–	–	325
Lease obligations	Various	–	–	Amortizing	–	231	–
Other borrowings	Various	–	Rolling	Amortizing	–	16	–
Total borrowings						3,483	325
Deferred debt issue costs						(39)	–
Net borrowings						3,444	325
Cash and cash equivalents						(436)	436
Net debt / available liquidity						3,008	761

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	510	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	566	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–	–	325
Lease obligations	Various	–	–	Amortizing	–	182	–
Other borrowings	Various	–	Rolling	Amortizing	–	19	–
Total borrowings						2,927	325
Deferred debt issue costs						(40)	–
Net borrowings						2,887	325
Cash and cash equivalents						(463)	463
Net debt / available liquidity						2,424	788

Schedule of maturity analysis of borrowings

	At June 30,	At December 31,
	2022	2021
	$'m	$'m
Within one year or on demand	49	56
Between one and three years	72	55
Between three and five years	672	59
Greater than five years	2,690	2,757
Total borrowings	3,483	2,927
Deferred debt issue costs	(39)	(40)
Net borrowings	3,444	2,887